================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8372

                           Travelers Series Fund Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                          TRAVELERS SERIES FUND INC.

                             MFS TOTAL RETURN PORTFOLIO

                         TRAVELERS MANAGED INCOME PORTFOLIO

                         SMITH BARNEY MONEY MARKET PORTFOLIO

              --------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2004




           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE


Letter from the Chairman..................................................  1

Schedules of Investments..................................................  8

Statements of Assets and Liabilities...................................... 32

Statements of Operations.................................................. 33

Statements of Changes in Net Assets....................................... 34

Notes to Financial Statements............................................. 37

Financial Highlights...................................................... 44

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

Global stock and bond markets generated mixed results over the six months ended April 30, 2004. During this period of shifting sentiment, investors focused on dissecting new language from the Fed to get a better reading on its assessment of the U.S. economy, which continued to post strong results.

The release of positive reports on the U.S. economy, particularly with regard to corporate earnings and gross domestic product ("GDP")/i/ growth, helped drive the equity market rally through much of the period. Stock prices pulled back, however, later in the first quarter due to interest rate concerns and geopolitical uncertainty, particularly on the war in Iraq. Bond prices retreated and yields rose sharply in late March and in April due to investors' reaction to the Fed's comments regarding the pick-up in the U.S. economy, its stance on inflation, and strong improvement in job growth in March,/ii/ which exacerbated interest rate concerns.

            1 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Within this environment, the funds performed as follows:/1/


                 PERFORMANCE OF THE FUNDS AS OF APRIL 30, 2004

                                                                          6 Months
MFS Total Return Portfolio                                                  5.79%
S&P 500 Index                                                               6.27%
Lehman Brothers Aggregate Bond Index                                        1.25%
Lehman Brothers Government/Credit Bond Index                                1.17%
Lipper Balanced Variable Funds Category Average                             3.80%
Travelers Managed Income Portfolio                                          1.11%
Lehman Brothers Intermediate Government/Credit Bond Index                   1.06%
Lipper Intermediate Investment Grade Debt Variable Funds Category Average   0.90%
Smith Barney Money Market Portfolio                                         0.27%
90-Day U.S. Treasury Bill Index                                             0.46%
Lipper Money Market Variable Funds Category Average                        -0.16%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

   The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

   All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers Government/Credit Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. The Lehman Brothers Intermediate Government/Credit Bond Index is a broad measure of bonds with maturities of up to ten years. The 90-day U.S. Treasury Bill Index is an unmanaged index that consists of one 90-day United States Treasury Bill whose return is tracked until its maturity.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 765 funds in the balanced variable funds category. Returns were calculated among the 412 funds in the intermediate investment grade debt variable funds category. Returns were calculated among the 967 in the money market variable funds category.


/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

            2 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Smith Barney Money Market Portfolio
For the six months ended April 30, 2004, the Smith Barney Money Market Portfolio returned 0.27%. In comparison, the 90-Day U.S. Treasury Bill Index/iii/ returned 0.46% and the portfolio's variable annuity Lipper money market variable funds category average returned -0.16% over the same period./2/

As of April 30, 2004, the fund's seven-day current yield was 0.53% and its seven-day effective yield, which reflects compounding, was 0.53%. These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Looking ahead, continued growth and a pickup in jobs could raise inflation expectations and potentially lead to higher rates. Therefore, the management of the portfolio adhered to a cautious approach in terms of its maturity concentration, maintaining a relatively neutral average maturity. This approach can enhance the portfolio team's flexibility to seek more favorable opportunities by rolling over maturing issues into higher-yielding money market instruments if rates continue to rise. (Note: The management's investment approach is subject to change in response to market conditions.)

Travelers Managed Income Portfolio
For the six months ended April 30, 2004, the Travelers Managed Income Portfolio returned 1.11%. In comparison, the Lehman Brothers Intermediate Government/Credit Bond Index/iv/ returned 1.06% and the portfolio's Lipper intermediate investment-grade debt variable funds category average returned 0.90%./3/ The portfolio maintained a concentration in corporate bonds, which collectively held up modestly better than comparable-maturity U.S. Treasury securities over the period,/v/ although the portfolio's management reduced the portfolio's overall duration (a measure of a portfolio's sensitivity to interest rate movements) this year, as concerns about the economy mounted. Although this lower-duration approach at times limited the portfolio's full participation in upside movements in the market, it helped to somewhat reduce the downward pricing pressures on the portfolio during times when bond prices declined, particularly during April.

/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
  Returns are based on the six-month period ended April 30, 2004, calculated among the 967 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.
/3/Lipper, Inc. is a major independent mutual-fund tracking organization.
  Returns are based on the six-month period ended April 30, 2004, calculated among the 412 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            3 Travelers Series Fund Inc. | 2004 Semi-Annual Report

MFS Total Return Portfolio
For the six months ended April 30, 2004, the MFS Total Return Portfolio returned 5.79%. In comparison, the S&P 500 Index/vi/ returned 6.27%, the Lehman Brothers Aggregate Bond Index/vii/ returned 1.25%, and the Lehman Brothers Government/Credit Bond Index/viii/ returned 1.17%. The fund's Lipper balanced variable funds category average returned 3.80% for the same time period./4/

Contributors to Performance
Stock selection in the utilities and communications sector, as well as a relative overweighting in the sector, contributed strongly to performance over the period./ix/ AT&T Wireless Services, Inc. was our best-performing holding in the sector; the firm's stock appreciated considerably during the period when the company became the target of a bidding war that was won by Cingular Wireless LLC. Our position in electricity and natural gas company TXU Corp. also rose sharply over the period.

As a value-oriented portfolio, the fund has usually been underweighted in technology stocks relative to the fund's equity benchmark, the S&P 500 Index. Generally speaking, a majority of technology stocks have tended to fall into the growth stock universe. When technology stocks, which were market leaders for the first half of the reporting period, slipped back in March and April of 2004, the fund's underweighting in those stocks worked in its favor. In particular, being underweighted in semiconductor giant Intel Corp. helped relative results as the firm's stock price declined significantly. The fund did not own shares of Intel at period-end.

An overweighting in the energy sector also helped fund returns. Tensions in the Middle East, lowered estimates of oil reserves by some major oil companies, and under-investment in exploration for new resources combined to limit supply and led energy prices to soar during the period, helping energy sector portfolio holdings such as integrated oil company BP PLC and oil field services firm Schlumberger Ltd.

While overall corporate bonds underperformed slightly during the period, within the corporate market contributors to performance were within the telecom and utilities sectors. Also our weighting in asset backed securities helped the fixed-income portion of the fund outperform the overall U.S. bond market, as measured by our fixed-income benchmark, the Lehman Brothers Aggregate Bond Index.

/4/Lipper, Inc. is a major independent mutual-fund tracking organization.
  Returns are based on the six-month period ended April 30, 2004, calculated among the 765 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            4 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Detractors from Performance
Stock selection in the leisure sector was a primary detractor from fund performance. Fund holdings in cable operator Comcast Corp. performed poorly when the firm made a failed attempt to acquire The Walt Disney Co. Our holdings in companies that depend on advertising revenues, such as broadcasters and newspapers, also underperformed the broad market.

Sears, Roebuck & Co. and Merrill Lynch & Co., Inc. were among other individual holdings that detracted from both relative and absolute performance during the period. Not owning insurer American International Group Inc. (AIG) and Internet auctioneer eBay Inc. also hurt relative performance as those firms' stocks delivered strong returns. Although both stocks are part of our benchmark, we did not view these companies as appropriate for the fund's value-oriented strategy. In the energy sector, we were relatively underweighted in integrated oil firm ChevronTexaco Corp. and missed most of that stock's strong performance over the period./x/

The fund's cash position also detracted from relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose sharply, cash hurt performance against our equity benchmark, the unmanaged S&P 500 Index, which has no cash position. This fund normally invests from 55% to 60% of its assets in stocks and the balance in bonds. The fund ended the period on April 30, 2004 with a 58.8% allocation of net assets to stocks.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

            5 Travelers Series Fund Inc. | 2004 Semi-Annual Report

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 18, 2004


            6 Travelers Series Fund Inc. | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 8 through 29 for a list and percentage breakdown of each funds' holdings.
RISKS:
MFS Total Return Portfolio: The fund may invest in high yield bonds. High Yield bonds involve greater credit and liquidity risks than investment grade bonds. The fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.
Travelers Managed Income Portfolio: The fund may invest in high yield bonds. High Yield bonds involve greater credit and liquidity risks than investment grade bonds. The fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.
Smith Barney Money Market Portfolio: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
/i/Based upon data released on April 1, 2004 from the U.S. Department of Labor.
  Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/Based upon data released on April 1, 2004/ /from the U.S. Department of
    Labor.
/iii/The 90-day U.S. Treasury Bill Index is an unmanaged index that consists of one 90-day United States Treasury Bill whose return is tracked until its maturity.
/iv/The Lehman Brothers Intermediate Government/Credit Bond Index is a broad measure of bonds with maturities of up to ten years.
/v/Source: Citigroup Global Index Group. Based upon the performance of
  Citigroup indices reflective of the performance of intermediate- and longer-term securities in each respective class of fixed-income securities over the six-month period ended April 30, 2004.
/vi/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/vii/The Lehman Brothers Aggregate Bond Index is a broad-based index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
/viii/The Lehman Brothers Government/Credit Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues.
/ix/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were:
   Diversified Financials (8.4%); Banks (6.2%); Diversified Telecommunication Services (5.6%); Media (4.6%); Oil and Gas (4.5%). The fund's portfolio composition is subject to change at any time.
/x/Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were:
   Federal Home LN Bank, zero coupon due 5/3/04 (2.72%), Bank America Corp. (2.37%), Verizon Communications (1.91%), United States Treasury Bond, 6.250% due 8/15/23 (1.73%), Johnson & Johnson (1.60%), Sprint Corporation (1.53%), Lockheed Martin Corp. (1.27%), Microsoft Corp. (1.25%), Viacom Inc. (1.24%), BP PLC (1.16%).


            7 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

  SHARES                        SECURITY                          VALUE
------------------------------------------------------------------------------
COMMON STOCK -- 57.0%
CONSUMER DISCRETIONARY -- 6.0%
Auto Components -- 0.4%
     55,300 Magna International Inc., Class A Shares          $   4,363,170
---------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 0.2%
     67,900 Hilton Hotels Corp.                                   1,187,571
     45,200 McDonald's Corp.                                      1,230,796
---------------------------------------------------------------------------
                                                                  2,418,367
---------------------------------------------------------------------------
Household Durables -- 0.6%
    254,720 Newell Rubbermaid Inc.                                6,021,581
---------------------------------------------------------------------------
Leisure Equipment and Products -- 0.0%
     15,200 Hasbro, Inc. (a)                                        287,128
---------------------------------------------------------------------------
Media -- 4.2%
    416,160 Comcast Corp., Special Class A Shares (b)            12,064,478
     35,400 Cox Communications, Inc., Class A Shares (a)(b)       1,157,226
     36,000 EchoStar Communications Corp., Class A Shares (b)     1,194,840
     55,700 The New York Times Co., Class A Shares                2,551,617
     65,600 The News Corp. Ltd., Preferred Shares, ADR            2,214,000
    257,600 Time Warner Inc. (b)                                  4,332,832
     55,050 Tribune Co.                                           2,635,794
    349,353 Viacom Inc., Class B Shares                          13,502,493
    284,800 The Walt Disney Co.                                   6,558,944
---------------------------------------------------------------------------
                                                                 46,212,224
---------------------------------------------------------------------------
Multiline Retail -- 0.0%
     11,100 Sears, Roebuck & Co. (a)                                444,555
---------------------------------------------------------------------------
Specialty Retail -- 0.5%
     95,770 The Home Depot, Inc.                                  3,370,146
     63,800 The TJX Cos., Inc.                                    1,567,566
---------------------------------------------------------------------------
                                                                  4,937,712
---------------------------------------------------------------------------
Textiles and Apparel -- 0.1%
     30,600 Reebok International Ltd.                             1,113,228
---------------------------------------------------------------------------
            TOTAL CONSUMER DISCRETIONARY                         65,797,965
---------------------------------------------------------------------------
CONSUMER STAPLES -- 4.8%
Beverages -- 0.1%
     20,000 Anheuser-Busch Co., Inc.                              1,024,800
      9,700 PepsiCo, Inc.                                           528,553
---------------------------------------------------------------------------
                                                                  1,553,353
---------------------------------------------------------------------------
Food and Drug Retailing -- 0.8%
    284,240 The Kroger Co. (b)                                    4,974,200
    627,150 Rite Aid Corp. (a)(b)                                 3,073,035
---------------------------------------------------------------------------
                                                                  8,047,235
---------------------------------------------------------------------------


                      See Notes to Financial Statements.


            8 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

  SHARES                SECURITY                  VALUE
--------------------------------------------------------------
Food Products -- 2.2%
    248,097 Archer-Daniels-Midland Co.        $   4,356,583
    137,900 General Mills, Inc.                   6,722,625
     93,500 H.J. Heinz Co.                        3,570,765
     88,000 Kellogg Co.                           3,775,200
    141,200 Sara Lee Corp.                        3,258,896
     21,900 Tyson Foods, Inc., Class A Shares       410,406
     28,700 Unilever NV (a)                       1,892,191
-----------------------------------------------------------
                                                 23,986,666
-----------------------------------------------------------
Household Products -- 0.9%
    150,540 The Kimberly-Clark Corp.              9,852,843
-----------------------------------------------------------
Tobacco -- 0.8%
    166,500 Altria Group, Inc.                    9,220,770
-----------------------------------------------------------
            TOTAL CONSUMER STAPLES               52,660,867
-----------------------------------------------------------
ENERGY -- 7.1%
Energy Equipment and Services -- 3.0%
     88,670 BJ Services Co. (b)                   3,945,815
     97,130 Cooper Cameron Corp. (a)(b)           4,696,236
    357,140 GlobalSantaFe Corp. (a)               9,417,782
    273,280 Noble Corp. (b)                      10,155,085
     71,570 Schlumberger Ltd.                     4,188,992
-----------------------------------------------------------
                                                 32,403,910
-----------------------------------------------------------
Oil and Gas -- 4.1%
    238,506 BP PLC, Sponsored ADR                12,616,967
     13,700 ChevronTexaco Corp.                   1,253,550
     59,600 ConocoPhillips                        4,249,480
    115,040 Devon Energy Corp.                    7,040,448
     52,000 Encana Corp.                          2,039,440
     12,900 EOG Resources, Inc.                     635,325
    186,306 Exxon Mobil Corp.                     7,927,320
     29,500 Newfield Exploration Co. (b)          1,554,060
     41,500 Total SA, Sponsored ADR (a)           3,822,980
    100,400 Unocal Corp.                          3,618,416
-----------------------------------------------------------
                                                 44,757,986
-----------------------------------------------------------
            TOTAL ENERGY                         77,161,896
-----------------------------------------------------------
FINANCIALS -- 13.4%
Banks -- 6.2%
    321,226 Bank of America Corp.                25,855,481
     33,000 The Bank of New York Co., Inc.          961,620
    188,900 Bank One Corp.                        9,325,993
    407,690 Mellon Financial Corp.               12,083,932


                      See Notes to Financial Statements.


            9 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

  SHARES                        SECURITY                       VALUE
---------------------------------------------------------------------------
Banks -- 6.2% (continued)
    134,540    The PNC Financial Services Group            $   7,144,074
     29,200    SouthTrust Corp.                                  907,536
    114,400    SunTrust Banks, Inc.                            7,784,920
     92,446    U.S. Bancorp                                    2,370,315
     44,500    Wachovia Corp.                                  2,035,875
---------------------------------------------------------------------
                                                              68,469,746
---------------------------------------------------------------------
Diversified Financials -- 4.8%
    142,600    American Express Co.                            6,980,270
     89,900    Fannie Mae                                      6,177,928
     19,500    Franklin Resources, Inc.                        1,069,185
     80,810    Freddie Mac                                     4,719,304
     62,850    The Goldman Sachs Group, Inc.                   6,080,738
    177,790    J.P. Morgan Chase & Co.                         6,684,904
      6,200    Janus Capital Group, Inc.                          94,240
     29,500    Lehman Brothers Holdings, Inc.                  2,165,300
     48,800    MBNA Corp.                                      1,189,744
    226,060    Merrill Lynch & Co., Inc.                      12,259,234
    102,100    Morgan Stanley                                  5,246,919
---------------------------------------------------------------------
                                                              52,667,766
---------------------------------------------------------------------
Insurance -- 2.4%
     16,700    AFLAC, Inc.                                       705,241
    218,260    Allstate Corp.                                 10,018,134
     16,800    The Chubb Corp.                                 1,159,200
    132,180    The Hartford Financial Services Group, Inc.     8,073,554
      8,700    Marsh & McLennan Cos., Inc.                       392,370
    159,030    MetLife, Inc.                                   5,486,535
---------------------------------------------------------------------
                                                              25,835,034
---------------------------------------------------------------------
               TOTAL FINANCIALS                              146,972,546
---------------------------------------------------------------------
HEALTH CARE -- 6.4%
Biotechnology -- 0.1%
     26,900    Genzyme Corp. (b)                               1,171,764
---------------------------------------------------------------------
Healthcare Equipment and Supplies -- 0.6%
    169,380    Baxter International, Inc.                      5,360,877
      4,200    C.R. Bard, Inc.                                   446,334
      6,000    Guidant Corp.                                     378,060
---------------------------------------------------------------------
                                                               6,185,271
---------------------------------------------------------------------
Healthcare Providers and Services -- 1.2%
     67,100    Apria Healthcare Group, Inc. (a)(b)             1,935,164
     26,200    Cardinal Health, Inc.                           1,919,150
     37,700    HCA Inc. (a)                                    1,531,751


                      See Notes to Financial Statements.


            10 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

  SHARES                     SECURITY                     VALUE
----------------------------------------------------------------------
Healthcare Providers and Services -- 1.2% (continued)
     89,400    Lincare Holdings Inc. (b)              $   3,104,862
    359,930    Tenet Healthcare Corp. (b)                 4,232,777
------------------------------------------------------------------
                                                         12,723,704
------------------------------------------------------------------
Pharmaceuticals -- 4.5%
    164,500    Abbott Laboratories                        7,241,290
     28,300    Eli Lilly & Co.                            2,088,823
    322,260    Johnson & Johnson                         17,411,708
          1    Medco Health Solutions, Inc. (b)                  35
    229,720    Merck & Co. Inc.                          10,796,840
     58,700    Pfizer Inc.                                2,099,112
    255,800    Wyeth                                      9,738,306
------------------------------------------------------------------
                                                         49,376,114
------------------------------------------------------------------
               TOTAL HEALTH CARE                         69,456,853
------------------------------------------------------------------
INDUSTRIALS -- 4.7%
Aerospace and Defense -- 1.6%
    290,120    Lockheed Martin Corp.                     13,838,724
     43,000    Northrop Grumman Corp.                     4,267,750
------------------------------------------------------------------
                                                         18,106,474
------------------------------------------------------------------
Airlines -- 0.1%
    103,300    Southwest Airlines Co.                     1,475,124
------------------------------------------------------------------
Commercial Services and Supplies -- 0.1%
     35,500    ARAMARK Corp., Class B Shares (a)(b)       1,015,300
------------------------------------------------------------------
Electrical Equipment -- 0.3%
     11,500    Cooper Industries, Inc.                      631,465
     39,300    Emerson Electric Co.                       2,366,646
------------------------------------------------------------------
                                                          2,998,111
------------------------------------------------------------------
Industrial Conglomerates -- 1.2%
    172,770    General Electric Co.                       5,174,462
    282,390    Tyco International Ltd.                    7,751,606
------------------------------------------------------------------
                                                         12,926,068
------------------------------------------------------------------
Machinery -- 0.8%
     28,100    Caterpillar Inc.                           2,184,213
     26,950    Deere & Co.                                1,833,678
     36,600    Eaton Corp.                                2,173,308
     33,400    Ingersoll-Rand Co.                         2,155,970
------------------------------------------------------------------
                                                          8,347,169
------------------------------------------------------------------

                      See Notes to Financial Statements.

            11 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

  SHARES                  SECURITY                    VALUE
---------------------------------------------------------------
Road and Rail -- 0.6%
     68,300 Burlington Northern Santa Fe Corp.    $   2,233,410
     77,800 Union Pacific Corp.                       4,584,754
---------------------------------------------------------------
                                                      6,818,164
---------------------------------------------------------------
            TOTAL INDUSTRIALS                        51,686,410
---------------------------------------------------------------
INFORMATION TECHNOLOGY -- 3.0%
Communications Equipment -- 1.0%
     94,000 Cisco Systems, Inc. (b)                   1,961,780
    347,900 Nokia Oyj, Sponsored ADR                  4,874,079
    990,800 Nortel Networks Corp. (b)                 3,705,592
---------------------------------------------------------------
                                                     10,541,451
---------------------------------------------------------------
Computers and Peripherals -- 0.3%
     27,100 Hewlett-Packard Co.                         533,870
     27,750 International Business Machines Corp.     2,446,718
---------------------------------------------------------------
                                                      2,980,588
---------------------------------------------------------------
IT Consulting and Services -- 0.1%
     33,400 Accenture Ltd., Class A Shares (b)          793,918
---------------------------------------------------------------
Semiconductor Equipment and Products -- 0.1%
    335,200 Agere Systems, Inc. (b)                     727,384
     35,900 Novellus Systems, Inc. (b)                1,039,664
---------------------------------------------------------------
                                                      1,767,048
---------------------------------------------------------------
Software -- 1.5%
     69,300 Cadence Design Systems, Inc. (b)            888,426
    523,440 Microsoft Corp.                          13,593,737
    154,630 Network Associates, Inc. (a)(b)           2,424,598
---------------------------------------------------------------
                                                     16,906,761
---------------------------------------------------------------
            TOTAL INFORMATION TECHNOLOGY             32,989,766
---------------------------------------------------------------
MATERIALS -- 4.1%
Chemicals -- 2.4%
     69,800 Air Products & Chemicals, Inc.            3,476,738
    100,800 The Dow Chemical Co.                      4,000,752
    182,800 E.I. du Pont de Nemours & Co.             7,851,260
    155,820 Lyondell Chemical Co. (a)                 2,547,657
     81,400 Monsanto Co.                              2,815,626
     78,900 PPG Industries, Inc.                      4,679,559
     16,300 Praxair, Inc.                               595,765
---------------------------------------------------------------
                                                     25,967,357
---------------------------------------------------------------


                      See Notes to Financial Statements.


            12 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

  SHARES                        SECURITY                         VALUE
--------------------------------------------------------------------------
Containers and Packaging -- 0.7%
    377,930 Owens-Illinois, Inc. (a)(b)                      $   5,275,903
    159,360 Smurfit-Stone Container Corp. (b)                    2,739,398
--------------------------------------------------------------------------
                                                                 8,015,301
--------------------------------------------------------------------------
Metals and Mining -- 0.5%
     61,320 Alcoa Inc.                                           1,885,590
     70,900 Companhia Vale do Rio Doce, Sponsored ADR (a)(b)     3,225,950
--------------------------------------------------------------------------
                                                                 5,111,540
--------------------------------------------------------------------------
Paper and Forest Products -- 0.5%
     75,170 Bowater Inc. (a)                                     3,153,381
     71,650 International Paper Co.                              2,888,928
--------------------------------------------------------------------------
                                                                 6,042,309
--------------------------------------------------------------------------
            TOTAL MATERIALS                                     45,136,507
--------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.6%
Diversified Telecommunication Services -- 4.2%
     89,940 AT&T Corp.                                           1,542,471
    265,924 SBC Communications Inc.                              6,621,508
    933,470 Sprint Corp., Series 1, FON Shares                  16,699,778
    550,514 Verizon Communications Inc.                         20,776,398
--------------------------------------------------------------------------
                                                                45,640,155
--------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
    163,571 Vodafone Group PLC, Sponsored ADR (a)                4,014,032
--------------------------------------------------------------------------
            TOTAL TELECOMMUNICATION SERVICES                    49,654,187
--------------------------------------------------------------------------
UTILITIES -- 2.9%
Electric Utilities -- 2.6%
  1,007,590 Calpine Corp. (a)(b)                                 4,372,941
     63,400 Cinergy Corp. (a)                                    2,405,396
     18,600 Dominion Resources, Inc.                             1,186,866
     43,400 Energy East Corp.                                    1,022,070
     73,900 Entergy Corp.                                        4,034,940
     34,200 Exelon Corp.                                         2,289,348
     40,700 FirstEnergy Corp.                                    1,591,370
     14,700 NSTAR (a)                                              711,480
     67,800 PPL Corp.                                            2,905,230
    215,750 TXU Corp.                                            7,365,705
--------------------------------------------------------------------------
                                                                27,885,346
--------------------------------------------------------------------------
Gas Utilities -- 0.2%
     37,600 AGL Resources, Inc.                                  1,075,360
     22,100 KeySpan Corp.                                          798,915
     32,200 National Fuel Gas Co. (a)                              788,578
--------------------------------------------------------------------------
                                                                 2,662,853
--------------------------------------------------------------------------


                      See Notes to Financial Statements.


            13 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO


  SHARES                  SECURITY                  VALUE
-------------------------------------------------------------
Multi-Utilities -- 0.1%
     76,924      NiSource Inc.                  $   1,550,788
-------------------------------------------------------------
                 TOTAL UTILITIES                   32,098,987
-------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost -- $576,732,505)           623,615,984
-------------------------------------------------------------
FOREIGN COMMON STOCK -- 1.6%
France -- 0.1%
     16,800      Sanofi-Synthelabo SA               1,066,388
-------------------------------------------------------------
Switzerland -- 0.9%
     39,300      Novartis AG                        1,749,829
     39,400      Roche Holding AG (a)               4,127,720
     32,100      Syngenta AG (b)                    2,565,478
     20,881      UBS AG (a)                         1,482,251
-------------------------------------------------------------
                                                    9,925,278
-------------------------------------------------------------
United Kingdom -- 0.6%
    115,300      BHP Billiton PLC (b)                 921,567
     73,700      Diageo PLC                           989,189
    460,800      Reed Elsevier PLC                  4,292,147
-------------------------------------------------------------
                                                    6,202,903
-------------------------------------------------------------
                 TOTAL FOREIGN COMMON STOCK
                 (Cost -- $15,706,351)             17,194,569
-------------------------------------------------------------
   FACE
  AMOUNT                  SECURITY                  VALUE
-------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 26.6%
                 U.S. Treasury Notes:
$ 9,995,000        1.625% due 3/31/05              10,006,324
  1,725,000        1.250% due 5/31/05 (a)           1,718,128
  3,004,000        5.750% due 11/15/05 (a)          3,173,447
  2,913,000        6.875% due 5/15/06 (a)           3,174,261
  9,240,000        7.000% due 7/15/06 (a)          10,137,657
  1,719,000        4.375% due 5/15/07 (a)           1,793,065
  3,098,000        3.250% due 8/15/07 (a)           3,124,624
  9,974,000        3.000% due 11/15/07 (a)          9,952,576
  3,161,000        5.500% due 2/15/08 (a)           3,420,426
  3,072,806        4.250% due 1/15/10 (a)           3,537,811
  4,842,613        3.000% due 7/15/12 (a)           5,235,886
  3,767,000        4.000% due 11/15/12 (a)          3,670,177
 11,502,000        3.875% due 2/15/13 (a)          11,066,189
  3,099,000        4.000% due 2/15/14 (a)           2,977,947


                      See Notes to Financial Statements.


            14 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

    FACE
   AMOUNT                        SECURITY                         VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 26.6% (continued)
             U.S. Treasury Bonds:
$  2,407,000   8.000% due 11/15/21 (a)                        $   3,171,600
  16,993,000   6.250% due 8/15/23 (a)                            18,887,465
   4,059,000   5.375% due 2/15/31 (a)                             4,113,545
   1,905,000 Federal Home Loan Bank, 2.875% due 9/15/06 (a)       1,912,188
             Federal Home Loan Mortgage Corp. (FHLMC):
  10,656,000   7.000% due 7/15/05 (a)(c)                         11,309,831
   5,138,000   5.500% due 7/15/06 (a)                             5,455,636
   2,663,000   2.875% due 12/15/06 (a)                            2,665,240
     372,000   6.000% due 6/15/11 (a)                               404,405
     152,365   6.500% due 12/1/15                                   161,374
     582,348   5.000% due 5/1/18                                    587,134
   4,809,639   4.500% due 5/1/18 to 1/1/19                        4,746,279
   1,686,872   6.000% due 2/1/23                                  1,738,098
   5,944,657   5.000% due 9/1/33 to 11/1/33                       5,769,765
   1,233,836   6.000% due 11/1/33                                 1,263,147
  11,470,278   5.500% due 5/1/33 to 1/1/34                       11,466,365
             Federal National Mortgage Association (FNMA):
   2,000,000   2.500% due 6/15/06                                 1,996,146
   1,771,000   5.250% due 4/15/07 (a)                             1,879,066
   3,451,000   6.000% due 5/15/08 (a)                             3,750,164
   1,400,000   5.722% due 2/1/09                                  1,492,607
  11,056,000   6.625% due 9/15/09 to 11/15/10 (a)                12,417,981
   5,955,000   6.125% due 3/15/12 (a)                             6,495,101
     780,000   5.125% due 1/2/14 (a)                                768,777
   5,866,798   6.000% due 7/1/16 to 3/1/17                        6,124,446
   9,807,465   5.500% due 11/1/16 to 2/1/18                      10,076,761
  12,537,889   5.000% due 11/1/17 to 11/1/18                     12,634,004
   5,437,230   4.500% due 4/1/18 to 3/1/19                        5,360,386
   2,090,434   7.500% due 10/1/29 to 1/1/32                       2,237,393
  12,527,975   6.500% due 11/1/28 to 8/1/32                      13,046,790
  15,012,714   6.000% due 2/1/32 to 3/1/33                       15,367,064
  26,741,874   5.500% due 2/1/33 to 4/1/34                       26,708,655
   4,454,000   5.000% due 4/1/34                                  4,320,032
   1,900,000   6.500% due 5/13/34 (d)                             1,977,782
             Government National Mortgage Association (GNMA):
     710,844   6.500% due 3/15/28 to 12/15/28                       743,555
     371,550   7.000% due 8/15/32                                   395,103
   3,015,546   6.000% due 3/20/31 to 4/15/33                      3,093,004
   1,466,020   6.500% due 3/15/33                                 1,532,160
  12,156,584   5.500% due 11/15/32 to 8/15/33                    12,176,208
---------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost -- $294,426,441)                             291,233,775
---------------------------------------------------------------------------


                      See Notes to Financial Statements.


            15 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(e)                           SECURITY                               VALUE
------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 11.6%
Aerospace and Defense -- 0.3%
$   931,000 Baa1*     BAE Systems Holdings Inc., Notes, 6.400% due 12/15/11 (f)    $     993,571
  1,233,000 BBB       Northrop Grumman Corp., Sr. Unsecured Debentures,
                       7.750% due 2/15/31                                              1,448,483
  1,143,000 BBB-      Raytheon Co., Sr. Unsecured Notes, 6.150% due 11/1/08            1,231,611
------------------------------------------------------------------------------------------------
                                                                                       3,673,665
------------------------------------------------------------------------------------------------
Airlines -- 0.0%
    262,336 BBB+      Continental Airlines Inc., Series 981A, 6.648% due 9/15/17         253,962
    300,000 D         Jet Equipment Trust, Series 95-D, 11.440% due 11/1/14 (f)(g)         1,500
------------------------------------------------------------------------------------------------
                                                                                         255,462
------------------------------------------------------------------------------------------------
Automotive -- 0.2%
  1,872,000 A3*       DaimlerChrysler North America Holding Corp., Notes,
                       6.500% due 11/15/13                                             1,934,328
------------------------------------------------------------------------------------------------
Chemicals -- 0.2%
    659,000 A-        The Dow Chemical Co., Notes, 5.750% due 12/15/08                   701,242
  1,416,000 BBB+      Miller Brewing Co., Notes, 5.500% due 8/15/13 (f)                1,435,902
------------------------------------------------------------------------------------------------
                                                                                       2,137,144
------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations -- 2.3%
    776,836 Aaa*      Bear Stearns Commercial Mortgage Securities, Series
                       1999-WF2, Class A1, 6.800% due 9/15/08                            816,589
    229,708 AAA       Beneficial Mortgage Corp., Series 1997-2, Class A,
                       1.220% due 9/28/37 (h)                                            228,703
    218,494 BBB       Blackrock Capital Finance L.P., Series 1996-R1, Class B2,
                       7.750% due 9/25/26                                                200,736
  2,750,000 AAA       Capital One Auto Finance Trust, Series 2002-A, Class A4,
                       4.790% due 1/15/09                                              2,837,556
  2,653,216 Aaa*      Certificates Funding Corp., Series 1997-1, Class A2,
                       6.716% due 12/19/04                                             2,660,166
                      Chase Commercial Mortgage Securities Corp.:
  1,167,000 AAA         Series 1998-2, Class A2, 6.390% due 11/18/30                   1,275,027
    300,180 Aaa*        Series 2000-2, Class A1, 7.543% due 7/15/32                      329,339
    122,706 Aaa*      Chase Mortgage Finance Corp., Series 2002-S2, Class A1,
                       6.000% due 2/25/17                                                122,754
    986,493 Aaa*      Countrywide Alternative Loan Trust, Series 2000-1, Class A5,
                       8.000% due 7/25/30                                                994,328
                      CRIIMI MAE Commercial Mortgage Trust:
    420,000 AAA         Series 1998-1, Class C, 6.701% due 6/20/30                       445,367
  2,150,000 A+          Series 1998-C1, Class A2, 7.000% due 6/2/33                    2,294,029
    550,000 Aaa*      CS First Boston Mortgage Securities Corp., Series 2001-CK1,
                       Class A3, 6.380% due 12/16/35                                     599,799


                      See Notes to Financial Statements.


            16 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(e)                           SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations -- 2.3% (continued)
$ 1,178,000 Aaa*      Deutsche Mortgage and Asset Receiving Corp.,
                       Series 1998-C1, Class A2, 6.538% due 6/15/31                 $   1,267,858
    480,762 AAA       First Union-Lehman Brothers Bank of America Commercial
                       Mortgage Trust, Series 1998-C2, Class A2,
                       6.560% due 11/18/35                                                526,544
                      First Union-Lehman Brothers Commercial Mortgage Trust:
    428,148 Aaa*        Series 1997-C1, Class A3, 7.380% due 4/18/29                      466,556
    683,483 AAA         Series 1997-C2, Class A3, 6.650% due 11/18/29                     740,760
    738,889 AAA       GS Mortgage Securities Corp. II, Series 1998-C1, Class A1,
                       6.060% due 10/18/30                                                764,263
    396,000 AAA       J.P. Morgan Commercial Mortgage Finance Corp.,
                       Series 1998-C6, Class A3, 6.613% due 1/15/30                       431,250
    458,956 AAA       Merrill Lynch Mortgage Investors, Inc., Series 1998-C2,
                       Class A2, 6.390% due 2/15/30                                       492,596
 37,397,833 NR        Morgan Stanley Capital 1, Inc., Series 1998-HF2, Class X,
                       0.817% due 11/15/30                                              1,023,627
  1,406,662 AAA       Mortgage Capital Funding, Inc., Series 1998-MC3, Class A2,
                       6.337% due 11/18/31                                              1,527,403
    346,302 AAA       Multi-Family Capital Access One, Inc., Series 1, Class A,
                       6.650% due 1/15/24                                                 383,329
    500,000 AAA       Providian Gateway Master Trust, Series 2000-B, Class A,
                       1.380% due 3/16/09 (h)                                             502,183
    270,353 AAA       Residential Accredit Loans, Inc., Series 1998-QS4, Class AI5,
                       7.000% due 3/25/28                                                 270,268
    548,647 AAA       Residential Asset Mortgage Products, Inc., Series 2003-RZ5,
                       Class A3, 3.800% due 7/25/30                                       537,414
    306,141 AAA       Residential Funding Mortgage Securities, Series 2001-S28,
                       Class A1, 6.000% due 12/25/16                                      305,938
  2,154,289 NR        Small Business Administration Participation Certifications,
                       Series 2003-20G, Class 1, 4.350% due 7/1/23                      2,051,560
    784,168 AAA       Wells Fargo Mortgage Backed Securities Trust, Series 2002-6,
                       Class A3, 6.000% due 4/25/17                                       788,997
-------------------------------------------------------------------------------------------------
                                                                                       24,884,939
-------------------------------------------------------------------------------------------------
Commercial Services and Supplies -- 0.1%
                      Cendant Corp., Sr. Unsecured Notes:
    645,000 Baa1*       6.875% due 8/15/06                                                699,284
    534,000 Baa1*       6.250% due 1/15/08                                                577,226
-------------------------------------------------------------------------------------------------
                                                                                        1,276,510
-------------------------------------------------------------------------------------------------
Diversified Financials -- 3.6%
    801,000 A2*       Abbey National Capital Trust I, 8.963% due 12/29/49 (a)(h)        1,025,895
  2,500,000 AAA       AIG SunAmerica Global Financing II, Sr. Notes,
                       7.600% due 6/15/05 (f)                                           2,653,495


                      See Notes to Financial Statements.


            17 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(e)                             SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Diversified Financials -- 3.6% (continued)
$ 1,951,000 Aa3*      Bank of America Corp., Jr. Unsecured Sub. Notes,
                       7.400% due 1/15/11                                              $   2,246,459
  2,300,000 A         Boeing Capital Corp., Notes, 6.500% due 2/15/12 (a)                  2,503,221
  1,282,000 A         Countrywide Home Loans, Inc., Unsecured Notes,
                       6.850% due 6/15/04                                                  1,289,925
                      CS First Boston (USA), Inc.:
    475,000 Aa3*        Notes, 6.125% due 11/15/11                                           509,083
  3,121,000 Aa3*        Unsecured Notes, 6.500% due 1/15/12                                3,414,177
    726,000 A1*       DBS Capital Funding Corp., Sub. Bonds,
                       7.657% due 3/31/49 (f)(h)                                             822,243
                      Ford Motor Credit Co.:
                        Notes:
    970,000 A3*          7.875% due 6/15/10                                                1,066,961
    582,000 A3*          7.000% due 10/1/13 (a)                                              599,573
                        Unsecured Notes:
    833,000 A3*          6.875% due 2/1/06                                                   882,073
  1,316,000 Baa1*        7.450% due 7/16/31                                                1,286,576
                      GE Capital Corp.:
    313,000 AAA         8.750% due 5/21/07                                                   363,878
  1,232,000 AAA         Series A, Notes, 7.500% due 5/15/05                                1,302,792
    553,000 AAA         Unsecured Debentures, 8.500% due 7/24/08                             650,774
                      General Motors Acceptance Corp.:
    657,000 A3*         Bonds, 8.000% due 11/1/31                                            695,400
  1,085,000 A3*         Notes, 7.250% due 3/2/11                                           1,167,905
  2,500,000 AAA       KFW International Finance Inc., Notes, 4.250% due 4/18/05            2,557,995
                      Lehman Brothers Holdings Inc.:
    711,000 A1*         Sr. Unsecured Notes, 7.750% due 1/15/05                              739,483
    771,000 A1*         Sr. Unsecured Unsub. Notes, 8.250% due 6/15/07                       879,994
    599,000 BBB+      MidAmerican Funding LLC, Sr. Secured Bonds,
                       6.927% due 3/1/29                                                     637,534
  1,514,000 Aa3*      Morgan Stanley, Unsecured Unsub. Bonds,
                       6.100% due 4/15/06                                                  1,614,277
                      Pemex Project Funding Master Trust, Unsecured Unsub. Notes:
  1,296,000 Baa1*       7.375% due 12/15/14                                                1,360,800
    153,000 Baa1*       8.625% due 2/1/22                                                    164,475
  1,910,000 A3*       Popular North America, Inc., Notes, 4.250% due 4/1/08                1,927,973
  2,000,000 A1*       RBS Capital Trust II, Non-Cumulative Trust Preferred Securities,
                       6.425% due 12/29/49 (h)                                             1,981,706
  1,412,000 A1*       Unicredito Italiano Capital Trust II, Non-Cumulative Trust
                       Preferred Security, 9.200% due 10/29/49 (f)(h)                      1,726,201
  2,874,000 Aa1*      Wells Fargo Bank N.A., Unsecured Sub. Notes,
                       7.800% due 6/15/10 (h)                                              3,042,066
----------------------------------------------------------------------------------------------------
                                                                                          39,112,934
----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


            18 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(e)                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
Diversified Telecommunications Services -- 1.0%
$   558,000 A         ALLTEL Corp., Sr. Unsecured Notes, 7.875% due 7/1/32        $     659,991
    410,000 BBB       AT&T Wireless Services Inc., Sr. Unsecured Unsub. Notes,
                       7.350% due 3/1/06                                                443,839
                      Citizens Communications Co.:
    623,000 BBB         Sr. Unsecured Notes, 8.500% due 5/15/06                         671,621
  1,366,000 BBB         Sr. Unsecured Unsub. Notes, 7.625% due 8/15/08                1,422,959
    737,000 BBB       PCCW Capital II Ltd., Notes, 6.000% due 7/15/13 (f)               745,066
                      Sprint Capital Corp.:
    701,000 BBB-        6.875% due 11/15/28                                             690,211
    334,000 BBB-        Sr. Unsecured Notes, 7.125% due 1/30/06                         358,440
  3,319,000 BB+       TCI Communications Inc., Preferred Security,
                       9.650% due 3/31/27                                             3,938,113
  2,096,000 A+        Verizon New York Inc., Sr. Unsecured Debentures, Series A,
                       6.875% due 4/1/12                                              2,296,053
-----------------------------------------------------------------------------------------------
                                                                                     11,226,293
-----------------------------------------------------------------------------------------------
Electric Utilities -- 1.4%
  1,500,000 BBB       DTE Energy Co., Sr. Unsecured Unsub. Notes,
                       7.050% due 6/1/11                                              1,655,301
    471,000 NR        Entergy Mississippi Inc., Mortgage Bonds, 6.200% due 5/1/04       471,000
    796,000 Baa3*     FirstEnergy Corp., Sr. Unsecured Unsub. Notes, Series B,
                       6.450% due 11/15/11                                              839,278
    217,088 BBB-      GG1B Funding Corp., Secured Bonds, 7.430% due 1/15/11             223,261
    750,000 BBB-      GG1C Funding Corp., Secured Bonds, 5.129% due 1/15/14             742,212
  1,250,000 A+        Hydro-Quebec, Notes, Series JL, 6.300% due 5/11/11              1,381,003
                      MidAmerican Energy Holdings Co., Sr. Unsecured Notes:
    544,000 BBB-        3.500% due 5/15/08                                              530,825
    268,000 BBB-        5.875% due 10/1/12                                              277,483
    271,000 A+        Niagara Mohawk Power Corp., Secured Mortgage Bonds,
                        7.750% due 5/15/06                                              296,762
    299,657 Baa1*     Northeast Utilities, Notes, Series A, 8.580% due 12/1/06          320,494
  1,392,000 Baa1*     Oncor Electric Delivery Co., Sr. Secured Notes,
                       7.000% due 5/1/32                                              1,512,215
  1,500,000 BBB       Pacific Gas & Electric Co., Mortgages, 4.800% due 3/1/14        1,437,936
                      Progress Energy, Inc., Sr. Unsecured Notes:
    458,000 Baa2*       7.100% due 3/1/11                                               511,127
  1,292,000 Baa2*       6.850% due 4/15/12                                            1,419,899
  1,344,000 Baa1*     PSE&G Power LLC, Sr. Unsecured Notes,
                       8.625% due 4/15/31                                             1,673,181
    858,000 Baa2*     Toledo Edison Co., Mortgage Bonds, 7.875% due 8/1/04              870,295
    726,276 BBB-      Waterford 3 Funding - Entergy Louisiana Inc., Bonds,
                       8.090% due 1/2/17                                                797,850
-----------------------------------------------------------------------------------------------
                                                                                     14,960,122
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


            19 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

    FACE
   AMOUNT    RATING(e)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Energy Equipment and Services -- 0.1%
$    290,000 BBB       CenterPoint Energy Resources Corp., Sr. Notes, Series B,
                        7.875% due 4/1/13                                        $     327,581
     985,000 BBB+      Kinder Morgan Energy Partners, L.P., Sr. Unsecured Bonds,
                        7.750% due 3/15/32                                           1,127,698
----------------------------------------------------------------------------------------------
                                                                                     1,455,279
----------------------------------------------------------------------------------------------
Food and Beverages -- 0.2%
   1,464,000 BBB       Cadbury Schweppes US Finance LLC, Notes,
                        5.125% due 10/1/13 (f)                                       1,447,807
     602,000 A3*       Kraft Foods Inc., Notes, 6.250% due 6/1/12                      645,874
----------------------------------------------------------------------------------------------
                                                                                     2,093,681
----------------------------------------------------------------------------------------------
Healthcare Providers and Services -- 0.2%
                       HCA Inc.:
     260,000 BBB-        Sr. Unsecured Notes, 8.750% due 9/1/10                        298,704
   1,489,000 BBB-        Unsecured Notes, 6.950% due 5/1/12                          1,558,036
----------------------------------------------------------------------------------------------
                                                                                     1,856,740
----------------------------------------------------------------------------------------------
Machinery -- 0.1%
     630,000 BBB       Kennametal Inc., Sr. Unsecured Notes, 7.200% due 6/15/12        672,688
----------------------------------------------------------------------------------------------
Media -- 0.4%
     150,000 BBB-      A.H. Belo Corp., Sr. Unsecured Unsub. Debentures,
                        7.750% due 6/1/27                                              168,071
   1,263,000 BBB       Cox Communications, Inc., Sr. Unsecured Notes,
                        7.750% due 11/1/10                                           1,447,339
   1,073,000 BBB-      News America, Inc., Sr. Unsecured Notes,
                        6.703% due 5/21/34                                           1,074,989
     484,000 BBB+      Time Warner Entertainment Co. L.P., Notes,
                        10.150% due 5/1/12                                             627,339
                       The Walt Disney Co., Sr. Unsecured Notes:
     518,000 BBB+        6.375% due 3/1/12                                             561,755
     311,000 BBB+        Series B, 6.750% due 3/30/06                                  332,117
----------------------------------------------------------------------------------------------
                                                                                     4,211,610
----------------------------------------------------------------------------------------------
Oil and Gas -- 0.4%
     850,000 BBB-      Amerada Hess Corp., Unsecured Notes, 7.300% due 8/15/31         868,684
     988,000 BBB       Devon Financing Corp., ULC, Unsecured Unsub. Notes,
                        6.875% due 9/30/11                                           1,098,531
   2,367,000 A-        Phillips Petroleum Co., Unsecured Notes,
                        8.500% due 5/25/05                                           2,527,449
----------------------------------------------------------------------------------------------
                                                                                     4,494,664
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


            20 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          MFS TOTAL RETURN PORTFOLIO

    FACE
   AMOUNT    RATING(e)                         SECURITY                             VALUE
---------------------------------------------------------------------------------------------
Paper and Forest Products -- 0.2%
$    748,000 BBB       MeadWestvaco Corp., Unsecured Debentures,
                        6.800% due 11/15/32                                     $     752,641
   1,500,000 BBB       Weyerhaeuser Co., Unsecured Unsub. Notes,
                        6.750% due 3/15/12                                          1,646,916
---------------------------------------------------------------------------------------------
                                                                                    2,399,557
---------------------------------------------------------------------------------------------
Pharmaceuticals -- 0.1%
     600,000 A         Wyeth, Bonds, 6.500% due 2/1/34                                598,672
---------------------------------------------------------------------------------------------
Real Estate -- 0.2%
     817,000 BBB+      EOP Operating, L.P., Unsecured Notes, 6.800% due 1/15/09       903,181
   1,555,000 A         Socgen Real Estate Co. LLC, Non-Cumulative Preferred
                        Security, Series A, 7.640% due 12/29/49 (f)(h)              1,745,405
---------------------------------------------------------------------------------------------
                                                                                    2,648,586
---------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 0.1%
   1,500,000 BBB       Vornado Realty L.P., Sr. Unsecured Unsub. Notes,
                        5.625% due 6/15/07                                          1,602,567
---------------------------------------------------------------------------------------------
Special Purpose -- 0.2%
     630,000 Baa2*     Fund American Cos., Inc., Notes, 5.875% due 5/15/13            634,740
     623,000 A2*       Natexis AMBS Co., LLC, 8.440% due 12/29/49 (f)(h)              719,084
     600,000 A+        Prudential Funding LLC, Notes, 6.600% due 5/15/08 (f)          657,329
---------------------------------------------------------------------------------------------
                                                                                    2,011,153
---------------------------------------------------------------------------------------------
Waste Disposal -- 0.3%
   1,268,000 BBB       USA Waste Services Inc., Sr. Unsecured Notes,
                        7.000% due 7/15/28                                          1,339,017
   1,504,000 BBB       Waste Management, Inc., Sr. Unsecured Unsub. Notes,
                        7.375% due 8/1/10                                           1,711,969
---------------------------------------------------------------------------------------------
                                                                                    3,050,986
---------------------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS AND NOTES
                       (Cost -- $122,573,911)                                     126,557,580
---------------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES -- 0.5%
France -- 0.1%
     761,000 BBB+      France Telecom SA, Sr. Unsecured Notes,
                        9.000% due 3/1/11 (h)                                         900,848
---------------------------------------------------------------------------------------------
Italy -- 0.1%
   1,500,000 AA        Republic of Italy, Notes, 4.625% due 6/15/05 (a)             1,547,055
---------------------------------------------------------------------------------------------
Luxembourg -- 0.1%
     816,000 AAA       AIG SunAmerica Institutional Funding II, Secured Notes,
                        5.750% due 2/16/09                                            867,912
---------------------------------------------------------------------------------------------



                      See Notes to Financial Statements.


            21 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                          MFS TOTAL RETURN PORTFOLIO


    FACE
   AMOUNT       RATING(e)                       SECURITY                            VALUE
-------------------------------------------------------------------------------------------------
Mexico -- 0.0%
                          United Mexican States:
$    250,000    Baa2*       Bonds, Series A, 8.000% due 9/24/22                 $      265,625
     333,000    Baa2*       Notes, 8.125% due 12/30/19                                 363,303
-------------------------------------------------------------------------------------------
                                                                                       628,928
-------------------------------------------------------------------------------------------
Netherlands -- 0.1%
     824,000    BBB+      Deutsche Telekom International Finance BV, Unsecured
                           Unsub. Bonds, 8.750% due 6/15/30 (h)                      1,026,463
-------------------------------------------------------------------------------------------
United Kingdom -- 0.1%
     975,000    Aa3*      Barclays Bank PLC, Notes, 6.860% due 9/29/49 (f)(h)        1,026,902
-------------------------------------------------------------------------------------------
                          TOTAL FOREIGN BONDS AND NOTES
                          (Cost -- $5,806,239)                                       5,998,108
-------------------------------------------------------------------------------------------
                          SUB-TOTAL INVESTMENTS
                          (Cost -- $1,015,245,447)                               1,064,600,016
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%
  29,616,000              Federal Home Loan Bank, Discount Notes,
                           zero coupon due 5/3/04 (Cost -- $29,614,601)             29,614,601
-------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100.0%
                          (Cost -- $1,044,860,048**)                            $1,094,214,617
-------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 167,458,024              State Street Navigator Securities Lending Trust Prime
                           Portfolio (Cost -- $167,458,024)                     $  167,458,024
-------------------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 6).
(b) Non-income producing security.
(c) Security is segregated for "to-be-announced" securities.
(d) Security has been issued on a "to-be-announced" basis (See Note 8).
(e) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g) Security is currently in default.
(h) Interest rate shown reflects current rate on instrument with multi-coupon or variable rates.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt

   See pages 30 and 31 for definitions of ratings.


                      See Notes to Financial Statements.


            22 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                      TRAVELERS MANAGED INCOME PORTFOLIO


   FACE
  AMOUNT                                       SECURITY                              VALUE
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 42.1%
                      U.S. Treasury Notes:
$35,272,000             5.875% due 11/15/05                                       $ 37,327,723
 14,500,000             6.500% due 10/15/06                                         15,837,292
 25,000,000             5.625% due 5/15/08                                          27,174,825
  1,400,000             3.375% due 12/15/08                                          1,390,704
 16,610,000             4.000% due 2/15/14                                          15,961,180
  1,500,000           Federal Home Loan Mortgage Corp., 2.900% due 2/27/19           1,493,190
                      Federal National Mortgage Association:
  3,100,000             1.750% due 6/16/06                                           3,044,367
  3,450,000             2.000% due 2/9/07                                            3,443,962
  4,900,000             6.000% due 5/15/11                                           5,328,755
----------------------------------------------------------------------------------------------
                      TOTAL U.S. GOVERNMENT AND AGENCY
                      OBLIGATIONS (Cost -- $113,220,946)                           111,001,998
----------------------------------------------------------------------------------------------
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 44.2%
Aerospace/Defense -- 1.9%
  4,200,000 BBB       Northrop Grumman Corp., Notes, 8.625% due 10/15/04             4,329,847
    600,000 BBB-      Raytheon Co., Notes, 5.375% due 4/1/13                           602,580
----------------------------------------------------------------------------------------------
                                                                                     4,932,427
----------------------------------------------------------------------------------------------
Automotive -- 1.5%
  2,530,000 A3*       DaimlerChrysler North America Holding Corp., Notes,
                       4.050% due 6/4/08                                             2,487,448
  1,300,000 BBB-      Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05            1,374,750
----------------------------------------------------------------------------------------------
                                                                                     3,862,198
----------------------------------------------------------------------------------------------
Construction and Engineering -- 0.4%
  1,000,000 BBB-      MDC Holdings, Inc., Sr. Notes, 5.500% due 5/15/13                976,726
----------------------------------------------------------------------------------------------
Containers -- 0.3%
    700,000 BBB       Sealed Air Corp., Sr. Notes, 5.625% due 7/15/13 (b)              707,444
----------------------------------------------------------------------------------------------
Energy -- 0.5%
    800,000 BBB+      Andarko Finance Co., Sr. Notes, Series B, 6.750% due 5/1/11      888,924
    500,000 A-        Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07              488,800
----------------------------------------------------------------------------------------------
                                                                                     1,377,724
----------------------------------------------------------------------------------------------
Entertainment/Media -- 3.3%
    500,000 BBB-      Clear Channel Communications, Inc., Sr. Notes,
                       4.400% due 5/15/11                                              481,366
                      Comcast Cable Communications, Inc., Exchange Notes:
    300,000 BBB         8.125% due 5/1/04                                              300,000
  1,000,000 BBB         8.500% due 5/1/27                                            1,240,175


                      See Notes to Financial Statements.


            23 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Entertainment/Media -- 3.3% (continued)
$ 2,400,000 BBB-      Liberty Media Corp., Sr. Notes, 2.610% due 9/17/06 (c)      $   2,443,642
  4,000,000 BBB+      Time Warner Inc., Notes, 6.150% due 5/1/07                      4,282,360
-----------------------------------------------------------------------------------------------
                                                                                      8,747,543
-----------------------------------------------------------------------------------------------
Financial Services -- 9.8%
  1,480,000 A         Countrywide Home Loans Inc., Medium-Term Notes, Series L,
                       4.000% due 3/22/11                                             1,398,923
    700,000 A+        Credit Suisse First Boston (USA), Inc., Notes,
                       6.125% due 11/15/11                                              750,227
  2,280,000 Aa3*      FleetBoston Financial Corp., Sub. Notes, 7.125% due 4/15/06     2,475,943
                      Ford Motor Credit Co., Global Landmark Securities:
  2,000,000 A3*         6.875% due 2/1/06                                             2,117,822
    900,000 A3*         7.000% due 10/1/13                                              927,176
  2,000,000 AAA       General Electric Capital Corp., Notes, 5.450% due 1/15/13       2,051,270
  1,500,000 A3*       General Motors Acceptance Corp., Notes, 7.250% due 3/2/11       1,614,615
  2,300,000 Aa3*      The Goldman Sachs Group, Inc., Notes, 4.750% due 7/15/13        2,191,948
  2,700,000 A1*       Household Finance Corp., Notes, 6.375% due 11/27/12             2,912,279
  1,700,000 A1*       Lehman Brothers Holdings Inc., Medium-Term Notes, Series G,
                       4.800% due 3/13/14                                             1,626,276
  1,500,000 Aa3*      Merrill Lynch & Co., Inc., Medium-Term Notes, Series B,
                       3.375% due 9/14/07                                             1,503,006
  2,700,000 Aa3*      Morgan Stanley, Notes, 6.600% due 4/1/12                        2,976,526
  1,400,000 A+        National Rural Utilities Cooperative Finance Corp.,
                       Collateral Trust Bonds, 4.750% due 3/1/14                      1,353,384
  2,000,000 Aa2*      U.S. Bank, NA, Notes, 2.870% due 2/1/07                         1,986,960
-----------------------------------------------------------------------------------------------
                                                                                     25,886,355
-----------------------------------------------------------------------------------------------
Food and Beverage -- 1.7%
  2,200,000 A         Diageo Finance BV, Notes, 3.000% due 12/15/06                   2,198,286
  2,000,000 BBB       Fred Meyer, Inc., Notes, 7.450% due 3/1/08                      2,251,874
-----------------------------------------------------------------------------------------------
                                                                                      4,450,160
-----------------------------------------------------------------------------------------------
Industrial Conglomerates -- 0.9%
  2,300,000 Ba2*      Tyco International Group SA, Notes, 6.125% due 11/1/08          2,430,767
-----------------------------------------------------------------------------------------------
Insurance -- 1.4%
  1,800,000 AAA       MassMutual Global Funding II, Notes, 2.550% due 7/15/08 (b)     1,711,114
  2,100,000 Aa1*      New York Life Global Funding, Notes, Series 2003-1,
                       5.375% due 9/15/13 (b)                                         2,129,917
-----------------------------------------------------------------------------------------------
                                                                                      3,841,031
-----------------------------------------------------------------------------------------------
Paper and Forest Products -- 0.8%
  2,200,000 BBB       International Paper Co., Notes, 5.500% due 1/15/14              2,184,217
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


            24 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Pharmaceuticals -- 1.0%
$ 2,600,000 A         Wyeth, Notes, 5.500% due 2/1/14                               $   2,596,617
-------------------------------------------------------------------------------------------------
Real Estate -- 2.0%
  5,200,000 BBB       Post Apartment Homes, L.P., Notes, 6.850% due 3/16/05             5,346,307
-------------------------------------------------------------------------------------------------
Retail -- 1.8%
  5,000,000 AA        Wal-Mart Stores Inc., Notes, 4.550% due 5/1/13                    4,857,980
-------------------------------------------------------------------------------------------------
Telecommunications -- 5.7%
  8,200,000 Baa1*     Cox Enterprises Inc., Notes, 7.875% due 9/15/10 (b)               9,431,017
  2,500,000 BBB+      Deutsche Telekom International Finance BV, Notes,
                       8.250% due 6/15/05                                               2,661,877
  3,000,000 BBB+      Telecom Italia Capital SA, Notes, Tranche B,
                       5.250% due 11/15/13 (b)                                          2,963,256
-------------------------------------------------------------------------------------------------
                                                                                       15,056,150
-------------------------------------------------------------------------------------------------
Tobacco -- 0.8%
  2,000,000 BBB       Altria Group, Inc., Notes, 5.625% due 11/4/08                     2,055,062
-------------------------------------------------------------------------------------------------
Utilities -- 10.4%
  1,150,000 B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                  1,181,625
    930,000 BBB       Duke Energy Field Services, LLC, Notes, 7.500% due 8/16/05          989,411
  4,500,000 CCC+      El Paso Corp., Medium-Term Notes, 6.950% due 12/15/07             4,162,500
  3,000,000 BBB       Pepco Holdings, Inc., Notes, 5.500% due 8/15/07                   3,153,804
  4,400,000 Baa2*     Progress Energy, Inc., Sr. Notes, 6.050% due 4/15/07              4,690,145
    800,000 BB-       PSE&G Energy Holdings Inc., Sr. Notes, 8.625% due 2/15/08           864,000
  2,200,000 A3*       Scana Corp., Medium-Term Notes, 1.570% due 11/15/06 (c)           2,202,699
    900,000 A+        Southern California Gas Co., First Mortgage Bonds, Series II,
                       4.375% due 1/15/11                                                 894,020
  2,000,000 AA+       SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (b)               1,953,864
  1,000,000 BBB-      TransAlta Corp., Sr. Notes, 5.750% due 12/15/13                     989,331
  4,000,000 B+        Transcontinental Gas Pipe Line Corp., Notes,
                       6.125% due 1/15/05                                               4,040,000
  2,300,000 Baa1*     Xcel Energy Inc., Sr. Notes, Series B, 3.400% due 7/1/08          2,235,796
-------------------------------------------------------------------------------------------------
                                                                                       27,357,195
-------------------------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS AND NOTES
                      (Cost -- $114,398,504)                                          116,665,903
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.5%
  1,583,642 AAA       California Infrastructure PG&E-1, Series 1997-1, Class A7,
                       6.420% due 9/25/08                                               1,667,621
  1,100,000 AAA       Chase Funding Mortgage Loan Asset-Backed Certificates,
                       Series 2002-2, Class 1A5, 5.833% due 4/25/32                     1,155,683
  2,600,000 AAA       DaimlerChrysler Auto Trust, Series 2001-C, Class A4,
                       4.630% due 12/6/06                                               2,649,969


                      See Notes to Financial Statements.


            25 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.5% (continued)
$ 2,000,000 AAA       Discover Card Master Trust I, Series 1996-3, Class A,
                       6.050% due 8/18/08                                           $  2,124,922
  2,500,000 AAA       Ford Credit Auto Owner Trust, Series 2002-B, Class A4,
                       4.750% due 8/15/06                                              2,577,507
  1,778,743 AAA       Toyota Auto Receivables Owner Trust, Series 2002-C, Class A3,
                       2.650% due 11/15/06                                             1,790,103
------------------------------------------------------------------------------------------------
                      TOTAL ASSET-BACKED SECURITIES
                      (Cost -- $12,187,503)                                           11,965,805
------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%
  1,500,000 AAA       Credit Suisse First Boston Mortgage Securities Corp.,
                       Series 2003-C5, Class A4, 4.900% due 12/15/36                   1,474,450
                      LB-UBS Commercial Mortgage Trust:
  1,240,000 AAA         Series 2002-C4, Class A5, 4.853% due 9/15/31                   1,230,318
  2,000,000 AAA         Series 2004-C1, Class A4, 4.568% due 1/15/31                   1,910,270
  1,650,000 AAA       Wachovia Bank Commercial Mortgage Trust, Series 2003-C6,
                       Class A3, 4.957% due 8/15/35                                    1,668,535
------------------------------------------------------------------------------------------------
                      TOTAL COLLATERALIZED MORTGAGE
                      OBLIGATIONS (Cost -- $6,475,861)                                 6,283,573
------------------------------------------------------------------------------------------------
SOVEREIGN BONDS -- 0.8%
Canada -- 0.8%
  2,000,000 AAA       Canada Mortgage and Housing Corp., Notes,
                       3.375% due 12/1/08 (Cost -- $1,995,104)                         1,979,900
------------------------------------------------------------------------------------------------

WARRANTS                                        SECURITY                               VALUE
------------------------------------------------------------------------------------------------
WARRANTS (d) -- 0.0%
        150           Loral Orion Network Systems, Inc., Expires 1/15/07
                      (Cost -- $105)                                                           2
------------------------------------------------------------------------------------------------
                      SUB-TOTAL INVESTMENTS
                      (Cost -- $248,278,023)                                         247,897,181
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


            26 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT                                  SECURITY                                 VALUE
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.0%
$15,960,000   State Street Bank and Trust Co. dated 4/30/04, 0.870% due 5/3/04;
               Proceeds at maturity -- $15,961,157; (Fully collateralized by
               U.S. Treasury Bonds, 11.250% due 2/15/15; Market
               value -- $16,281,900) (Cost -- $15,960,000)                      $ 15,960,000
--------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0%
              (Cost -- $264,238,023**)                                          $263,857,181
--------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Variable rate security.
(d) Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 30 and 31 for definitions of ratings.


                      See Notes to Financial Statements.


            27 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY MONEY MARKET PORTFOLIO

   FACE                                                       ANNUALIZED
  AMOUNT                       SECURITY                         YIELD         VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 51.1%
$15,000,000 ABN-AMRO North America Finance Inc. mature
             8/12/04 to 9/10/04                             1.07% to 1.09% $ 14,949,666
 18,600,000 ANZ Delaware Inc. mature 5/12/04 to 6/22/04      1.03 to 1.05    18,589,952
 20,000,000 Bank America Corp. mature 6/14/04 to 7/9/04      1.04 to 1.10    19,970,548
  3,900,000 Barclays US Funding LLC matures 5/21/04              1.02         3,897,790
  6,300,000 CBA Delaware Finance Inc. matures 5/10/04            1.04         6,298,362
 18,500,000 Danske Corp. mature 5/17/04 to 8/23/04           1.04 to 1.10    18,476,501
 15,000,000 Dexia Delaware LLC mature 6/8/04 to 6/16/04      1.03 to 1.05    14,981,211
 20,000,000 General Electric Capital Corp. mature
             6/2/04 to 8/3/04                                1.05 to 1.08    19,962,617
 10,000,000 Goldman, Sachs & Co. matures 5/13/04                 1.03         9,996,567
 15,700,000 HBOS Treasury Services PLC mature
             5/27/04 to 7/13/04                              1.04 to 1.05    15,678,617
 20,000,000 ING US Funding LLC mature 5/25/04 to 7/14/04     1.03 to 1.07    19,969,103
 20,000,000 Morgan Stanley mature 5/3/04 to 5/10/04          1.01 to 1.03    19,995,857
 10,000,000 Nationwide Building Society mature
             8/23/04 to 8/31/04                              1.09 to 1.10     9,964,442
  5,000,000 Nordea North America Inc. matures 6/7/04             1.05         4,994,630
 10,000,000 Rabobank USA Financial Corp. matures 5/3/04          1.02         9,999,433
 11,500,000 Royal Bank of Scotland PLC mature
             5/4/04 to 5/11/04                               1.02 to 1.04    11,498,020
 14,100,000 Svenska Handelsbanken Inc. mature
             5/24/04 to 5/28/04                              1.03 to 1.04    14,089,746
 20,000,000 UBS Finance Delaware LLC matures 5/5/04              1.00        19,997,778
  5,000,000 Unicredito Delaware Inc. matures 6/7/04              1.05         4,994,630
  9,960,000 Westpac Capital Corp. matures 7/7/04                 1.07         9,940,284
---------------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost -- $268,245,754)                                          268,245,754
---------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES -- 2.5%
  8,089,000 Federal Home Loan Bank mature 5/26/04 to 6/4/04  1.05 to 1.13     8,081,459
  5,000,000 Federal National Mortgage Association
             matures 9/8/04                                      1.07         4,980,771
---------------------------------------------------------------------------------------
            TOTAL AGENCY DISCOUNT NOTES
            (Cost -- $13,062,230)                                            13,062,230
---------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 3.8%
 20,000,000 Wells Fargo Bank N.A. mature 5/11/04 to 5/20/04
             (Cost -- $19,999,972)                               1.03        19,999,972
---------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


            28 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY MONEY MARKET PORTFOLIO

   FACE                                                    ANNUALIZED
  AMOUNT                      SECURITY                       YIELD        VALUE
-----------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 33.4%
$ 5,000,000 ABN-AMRO Bank NV matures 7/15/04                  1.09%    $  5,000,000
  5,000,000 Bank of Montreal matures 9/7/04                   1.07        5,000,355
 10,000,000 Barclays Bank PLC matures 6/30/04                 1.03       10,000,160
 16,500,000 BNP Paribas S.A. NY mature 5/11/04 to 7/28/04 1.04 to 1.08   16,499,885
 15,000,000 Canadian Imperial Bank of Commerce NY
             matures 6/8/04                                   1.04       15,000,025
  5,000,000 Credit Agricole Indosuez matures 9/20/04          1.08        5,000,098
 20,000,000 CS First Boston Corp. NY matures 5/3/04           1.05       20,000,000
 10,000,000 Deutsche Bank AG matures 7/8/04                   1.06       10,001,099
  5,000,000 Dexia Bank NY matures 8/31/04                     1.08        5,000,000
 15,000,000 Fortis Bank NY matures 5/18/04                    1.03       14,999,889
  5,000,000 HBOS Treasury Services NY matures 6/8/04          1.05        5,000,000
  5,000,000 Lloyds TSB Bank PLC NY matures 8/31/04            1.06        5,000,335
 15,000,000 Nordea Bank Finland NY matures 6/18/04            1.03       15,000,066
  5,000,000 Royal Bank of Scotland NY matures 5/7/04          1.12        5,000,016
  8,500,000 Societe Generale NY mature 6/17/04 to 7/7/04  1.03 to 1.04    8,499,977
 20,000,000 Toronto Dominion Bank NY mature
             6/17/04 to 6/22/04                           1.04 to 1.05   20,000,061
 10,000,000 Unicredito Italiano S.p.A. mature
             5/20/04 to 6/24/04                           1.04 to 1.05   10,000,037
-----------------------------------------------------------------------------------
            TOTAL FOREIGN CERTIFICATES OF DEPOSIT
            (Cost -- $175,002,003)                                      175,002,003
-----------------------------------------------------------------------------------
TIME DEPOSITS -- 9.2%
 16,803,000 J.P. Morgan Chase Bank matures 5/3/04             1.03       16,803,000
 11,500,000 Societe Generale matures 5/3/04                   1.04       11,500,000
 20,000,000 State Street Bank and Trust matures 5/3/04        1.03       20,000,000
-----------------------------------------------------------------------------------
            TOTAL TIME DEPOSITS
            (Cost -- $48,303,000)                                        48,303,000
-----------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $524,612,959*)                                    $524,612,959
-----------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


            29 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard and Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,  -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CCC, CC    balance, as pre- dominantly speculative with respect to capacity
and C      to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of
           speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D       -- Bonds rated "D" are in default, and payment of interest and/or repayment of princi- pal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured.
       Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            30 Travelers Series Fund Inc. | 2004 Semi-Annual Report

B          -- Bonds rated "B" generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa and Ca -- Bonds rated "Caa" and "Ca" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
C          -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR         -- Indicates that the bond is not rated by Standard & Poor's or
              Moody's.


          31    Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2004


                                                                      Travelers   Smith Barney
                                                       MFS Total       Managed       Money
                                                        Return         Income        Market
                                                       Portfolio      Portfolio    Portfolio
----------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value
   (Cost -- $1,015,245,447 and
   $248,278,023, respectively)                       $1,064,600,016 $247,897,181            --
  Short-term investments, at amortized cost              29,614,601   15,960,000  $524,612,959
  Loaned securities collateral, at value
   (Cost -- $167,458,024) (Note 6)                      167,458,024           --            --
  Cash                                                          986          854            55
  Receivable for securities sold                         10,015,371           --            --
  Dividends and interest receivable                       5,545,781    3,829,233       348,025
  Receivable for Fund shares sold                           128,303       72,411            --
  Receivable for open forward foreign currency
   contracts (Note 7)                                        12,102           --            --
  Prepaid expenses                                              253          156            --
  Other assets                                               22,955       13,155            --
---------------------------------------------------------------------------------------------
  Total Assets                                        1,277,398,392  267,772,990   524,961,039
---------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 6)     167,458,024           --            --
  Payable for securities purchased                       19,113,279           --     1,528,091
  Payable for Fund shares reacquired                        627,775      266,417            --
  Management fees payable                                   723,869      143,492       217,381
  Payable for open forward foreign currency
   contracts (Note 7)                                         7,420           --            --
  Dividends payable                                              --           --       113,388
  Accrued expenses                                           39,166       22,374        58,127
---------------------------------------------------------------------------------------------
  Total Liabilities                                     187,969,533      432,283     1,916,987
---------------------------------------------------------------------------------------------
Total Net Assets                                     $1,089,428,859 $267,340,707  $523,044,052
---------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                        $          667 $        233  $      5,230
  Capital paid in excess of par value                 1,024,963,425  270,075,125   523,038,323
  Undistributed net investment income                     9,286,220    2,411,250            --
  Accumulated net realized gain (loss) from
   investment transactions                                5,817,615   (4,765,059)          499
  Net unrealized appreciation (depreciation) of
   investments and foreign currencies                    49,360,932     (380,842)           --
---------------------------------------------------------------------------------------------
Total Net Assets                                     $1,089,428,859 $267,340,707  $523,044,052
---------------------------------------------------------------------------------------------
Shares Outstanding                                       66,704,085   23,262,679   523,043,553
---------------------------------------------------------------------------------------------
Net Asset Value                                              $16.33       $11.49         $1.00
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            32 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2004

                                                       Travelers   Smith Barney
                                          MFS Total     Managed       Money
                                           Return       Income        Market
                                          Portfolio    Portfolio    Portfolio
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest (Note 6)                      $11,167,223  $ 5,089,571   $2,962,185
  Dividends                                6,495,171           --           --
  Less: Foreign withholding tax              (60,500)          --           --
------------------------------------------------------------------------------
  Total Investment Income                 17,601,894    5,089,571    2,962,185
------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                 4,254,621      851,619    1,370,245
  Custody                                     55,926       14,167       27,421
  Audit and legal                             19,033       14,016       20,023
  Shareholder communications                  18,785        6,953       15,691
  Directors' fees                             11,859        4,861        9,723
  Transfer agency services                     2,493        2,474        2,819
  Other                                        3,783        4,908        2,050
------------------------------------------------------------------------------
  Total Expenses                           4,366,500      898,998    1,447,972
------------------------------------------------------------------------------
Net Investment Income                     13,235,394    4,190,573    1,514,213
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTES 4 AND 7):
 Realized Gain From:
   Investment transactions                47,535,539       31,347          455
   Foreign currency transactions               4,388           --           --
------------------------------------------------------------------------------
  Net Realized Gain                       47,539,927       31,347          455
------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
  (Depreciation) From:
   Investments                            (2,871,349)  (1,465,935)          --
   Foreign currencies                         (7,942)          --           --
------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
   (Depreciation)                         (2,879,291)  (1,465,935)          --
------------------------------------------------------------------------------
Net Gain (Loss) on Investments and
 Foreign Currencies                       44,660,636   (1,434,588)         455
------------------------------------------------------------------------------
Increase in Net Assets From Operations   $57,896,030  $ 2,755,985   $1,514,668
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            33 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

MFS Total Return Portfolio                                2004              2003
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $   13,235,394     $ 21,288,274
 Net realized gain (loss)                                47,539,927      (10,422,982)
 Increase (decrease) in net unrealized appreciation      (2,879,291)      99,488,552
----------------------------------------------------------------------------------
 Increase in Net Assets From Operations                  57,896,030      110,353,844
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                  (22,438,758)     (29,011,184)
----------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                         (22,438,758)     (29,011,184)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
 Net proceeds from sale of shares                        49,727,039       93,894,483
 Net asset value of shares issued for reinvestment       22,438,758
   of dividends                                                           29,011,184
 Cost of shares reacquired                              (15,153,558)     (37,255,559)
----------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions     57,012,239       85,650,108
----------------------------------------------------------------------------------
Increase in Net Assets                                   92,469,511      166,992,768
NET ASSETS:
 Beginning of period                                    996,959,348      829,966,580
----------------------------------------------------------------------------------
 End of period*                                      $1,089,428,859     $996,959,348
----------------------------------------------------------------------------------
* Includes undistributed net investment income of:       $9,286,220      $18,485,196
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            34 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Travelers Managed Income Portfolio                                    2004          2003
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  4,190,573  $  9,978,116
  Net realized gain (loss)                                              31,347    (4,136,789)
  (Increase) decrease in net unrealized depreciation                (1,465,935)   17,013,830
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             2,755,985    22,855,157
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (10,421,800)  (12,334,280)
  Net realized gains                                                        --      (824,471)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                   (10,421,800)  (13,158,751)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  23,319,307    42,089,916
  Net asset value of shares issued for reinvestment of dividends    10,421,800    13,158,751
  Cost of shares reacquired                                        (11,111,894)  (20,344,929)
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions               22,629,213    34,903,738
--------------------------------------------------------------------------------------------
Increase in Net Assets                                              14,963,398    44,600,144
NET ASSETS:
  Beginning of period                                              252,377,309   207,777,165
--------------------------------------------------------------------------------------------
  End of period*                                                  $267,340,707  $252,377,309
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                  $2,411,250    $8,642,477
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            35 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Smith Barney Money Market Portfolio                                    2004           2003
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $   1,514,213  $   5,028,942
  Net realized gain                                                         455             44
----------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              1,514,668      5,028,986
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
  Net investment income                                              (1,514,213)    (5,028,942)
----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                     (1,514,213)    (5,028,942)
----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                   66,667,153    407,090,281
  Net asset value of shares issued for reinvestment of dividends      1,536,119      5,245,087
  Cost of shares reacquired                                        (144,471,139)  (545,710,459)
----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Fund Share Transactions                                          (76,267,867)  (133,375,091)
----------------------------------------------------------------------------------------------
Decrease in Net Assets                                              (76,267,412)  (133,375,047)
NET ASSETS:
  Beginning of period                                               599,311,464    732,686,511
----------------------------------------------------------------------------------------------
  End of period                                                   $ 523,044,052  $ 599,311,464
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            36 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The MFS Total Return Portfolio, Travelers Managed Income Portfolio and Smith Barney Money Market Portfolio ("Fund(s)") are separate diversified investment funds of the Travelers Series Fund Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and twelve other separate investment funds: Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Pioneer Strategic Income Portfolio, SB Adjustable Rate Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International All Cap Growth Portfolio, Smith Barney Large Capitalization Growth Portfolio, Van Kampen Enterprise Portfolio, Smith Barney Mid Cap Core Portfolio and Smith Barney Aggressive Growth Portfolio. Shares of the Company are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) the Smith Barney Money Market Portfolio uses the amortized cost method for valuing all of its investments; the MFS Total Return Portfolio and Travelers Managed Income Portfolio use the amortized cost method for valuing securities with maturities less than 60 days, accordingly, the cost of securities plus accreted discount or minus amortized premium approximates value; (c) securities traded on national securities markets are valued at the closing prices on such markets; fixed-income securities are valued at the mean between the bid and asked prices provided by an independent pricing service; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the


          37    Travelers Series Fund Inc. | 2004 Semi-Annual Report

Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; ( g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

The Smith Barney Money Market Portfolio declares and records a dividend of substantially all its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date.

The dividend policy for MFS Total Return Portfolio and Travelers Managed Income Portfolio is to distribute dividends annually. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the


          38    Travelers Series Fund Inc. | 2004 Semi-Annual Report

Smith Barney Money Market Portfolio ("SBMM"). Travelers Investment Adviser, Inc. ("TIA") and Travelers Asset Management International Company, LLC ("TAMIC"), affiliates of SBFM, act as the investment managers of the MFS Total Return Portfolio ("MFSTR") and the Travelers Managed Income Portfolio ("TMI"), respectively. SBMM pays SBFM a management fee calculated at an annual rate of 0.50% of the average daily net assets of the SBMM. MFSTR pays TIA a management fee calculated at an annual rate of 0.80% of the average daily net assets of MFSTR. TMI pays TAMIC a management fee calculated at an annual rate of 0.65% of the average daily net assets of TMI. These fees are calculated daily and paid monthly.

TIA has a sub-advisory agreement with Massachusetts Financial Services Company ("MFS"). Pursuant to the sub-advisory agreement, MFS is responsible for the day-to-day portfolio operations and investment decisions for MFSTR and is compensated by TIA for such services at an annual rate of 0.375% of the average daily net assets of MFSTR.

TIA has entered into a Sub-Administrative Services Agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of MFSTR.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, each of the Funds paid transfer agent fees of $2,500 to CTB.

During the six months ended April 30, 2004, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, and its affiliates did not receive any brokerage commissions from the Funds.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates.


          39    Travelers Series Fund Inc. | 2004 Semi-Annual Report

4. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                     MFSTR         TMI
    -----------------------------------------------------------------------
    Purchases                                     $477,072,791 $218,800,193
    ----------------------------------------------------------------------
    Sales                                          383,710,048  182,918,983
    ----------------------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                    MFSTR         TMI
     ---------------------------------------------------------------------
     Gross unrealized appreciation              $ 64,007,479  $ 3,264,433
     Gross unrealized depreciation               (14,652,910)  (3,645,275)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) $ 49,354,569  $  (380,842)
     ---------------------------------------------------------------------

5. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.


          40    Travelers Series Fund Inc. | 2004 Semi-Annual Report

At April 30, 2004, MFSTR loaned securities having a market value of $178,385,405. MFSTR received cash collateral amounting to $167,458,024 which was invested in State Street Navigator Securities Lending Trust Prime Portfolio. In addition, MFSTR received securities collateral amounting to $15,407,813, which is maintained in a segregated account by the custodian.

Income earned by MFSTR from securities lending for the six months ended April 30, 2004 was $85,475.

At April 30, 2004, SBMM and TMI did not have any securities on loan.

7. Forward Foreign Currency Contracts

MFSTR may enter into forward foreign currency contracts.

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2004, MFSTR had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

MFS Total Return Portfolio

                             Local      Market   Settlement Unrealized
         Foreign Currency   Currency    Value       Date    Gain (Loss)
         --------------------------------------------------------------
         Contracts to Sell:
         Swiss Franc        1,332,826 $1,026,711   5/3/04     $(7,420)
         --------------------------------------------------------------
         Contracts to Buy:
         Euro                 855,226  1,024,262   5/3/04      12,102
         --------------------------------------------------------------
         Total Unrealized Gain on Open Forward
          Foreign Currency Contracts                          $ 4,682
         --------------------------------------------------------------


          41    Travelers Series Fund Inc. | 2004 Semi-Annual Report

8. Securities Traded on a To-Be-Announced Basis

MFSTR and TMI may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2004, MFSTR held TBA securities with a total cost of $1,984,609.

9. Capital Shares

At April 30, 2004, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                            Six Months
                                              Ended         Year Ended
                                          April 30, 2004 October 31, 2003
      -------------------------------------------------------------------
      MFS Total Return Portfolio
      Shares sold                             3,041,364       6,252,642
      Shares issued on reinvestment           1,385,108       2,044,481
      Shares reacquired                        (923,847)     (2,554,938)
      -------------------------------------------------------------------
      Net Increase                            3,502,625       5,742,185
      -------------------------------------------------------------------
      Travelers Managed Income Portfolio
      Shares sold                             1,992,746       3,626,976
      Shares issued on reinvestment             907,032       1,187,613
      Shares reacquired                        (950,892)     (1,762,583)
      -------------------------------------------------------------------
      Net Increase                            1,948,886       3,052,006
      -------------------------------------------------------------------
      Smith Barney Money Market Portfolio
      Shares sold                            66,667,153     407,090,281
      Shares issued on reinvestment           1,536,119       5,245,087
      Shares reacquired                    (144,471,139)   (545,710,459)
      -------------------------------------------------------------------
      Net Decrease                          (76,267,867)   (133,375,091)
      -------------------------------------------------------------------


          42    Travelers Series Fund Inc. | 2004 Semi-Annual Report

10.Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            43 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

MFS Total Return Portfolio               2004/(1)/   2003     2002     2001    2000   1999/(2)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $15.77    $14.44  $16.08   $17.16   $16.22   $16.23
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                 0.19      0.34    0.39     0.42     0.54     0.52
 Net realized and unrealized gain
   (loss)/(3)/                              0.72      1.49   (0.98)   (0.42)    1.43     0.72
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         0.91      1.83   (0.59)   (0.00)*   1.97     1.24
-----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.35)    (0.50)  (0.44)   (0.48)   (0.46)   (0.37)
 Net realized gains                           --        --   (0.61)   (0.60)   (0.57)   (0.88)
-----------------------------------------------------------------------------------------------
Total Distributions                        (0.35)    (0.50)  (1.05)   (1.08)   (1.03)   (1.25)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $16.33    $15.77  $14.44   $16.08   $17.16   $16.22
-----------------------------------------------------------------------------------------------
Total Return/(4)/                           5.79%++  13.05%  (3.59)%  (0.22)%  12.77%    7.62%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $1,089      $997    $830     $804     $697     $622
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   0.82%+    0.82%   0.83%    0.83%    0.83%    0.84%
 Net investment income/(3)/                 2.49+     2.37    2.81     3.08     3.42     3.11
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       37%       49%     81%      88%     108%      97%
-----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.40, $0.99 and 2.91% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


          44    Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Travelers Managed Income Portfolio        2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.84      $11.38    $12.57    $11.58    $11.49    $11.65
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                   0.19        0.50      0.56      0.71      0.76      0.65
 Net realized and unrealized gain
   (loss)/(3)/                               (0.06)       0.69     (1.07)     0.83     (0.24)    (0.45)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.13        1.19     (0.51)     1.54      0.52      0.20
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.48)      (0.68)    (0.63)    (0.55)    (0.43)    (0.29)
 Net realized gains                             --       (0.05)    (0.05)       --        --     (0.07)
--------------------------------------------------------------------------------------------------------
Total Distributions                          (0.48)      (0.73)    (0.68)    (0.55)    (0.43)    (0.36)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.49      $11.84    $11.38    $12.57    $11.58    $11.49
--------------------------------------------------------------------------------------------------------
Total Return/(4)/                             1.11%++    10.85%    (4.06)%   13.50%     4.55%     1.75%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $267        $252      $208      $221      $151      $113
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.69%+      0.68%     0.69%     0.68%     0.69%     0.76%
 Net investment income/(3)/                   3.20+       4.34      4.68      5.76      6.56      5.57
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         74%        163%      177%      194%      181%      411%
--------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.60, $1.11 and 5.02% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


          45    Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney
Money Market Portfolio                   2004/(1)(2)/ 2003/(2)/ 2002       2001     2000     1999
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                       $  1.00    $  1.00   $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------------------------
Net investment income                        0.003      0.007     0.014    0.044    0.057    0.046
Distributions from net investment income    (0.003)    (0.007)   (0.014)  (0.044)  (0.057)  (0.046)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  1.00    $  1.00   $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------------------------
Total Return/(3)/                             0.27%++    0.74%     1.40%    4.46%    5.88%    4.66%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $523       $599      $733     $605     $319     $277
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.53%+     0.53%     0.53%    0.53%    0.53%    0.54%
  Net investment income                       0.55+      0.75      1.38     4.17     5.75     4.58
---------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

            46 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                                TRAVELERS SERIES
                                   FUND INC.



             DIRECTORS                  OFFICERS (continued)
             A.E. Cohen                 Robert I. Frenkel
             Robert A. Frankel          Secretary and
             Michael E. Gellert         Chief Legal Officer
             R. Jay Gerken, CFA
              Chairman                  INVESTMENT
             Rainer Greeven             MANAGERS
             Susan M. Heilbron          Smith Barney Fund
                                         Management LLC
             OFFICERS                   Travelers Investment
             R. Jay Gerken, CFA          Adviser, Inc.
             Chairman, President and    Travelers Asset Management
             Chief Executive Officer     International Company, LLC

             Andrew B. Shoup            CUSTODIAN
             Senior Vice President      State Street Bank and
             and Chief Administrative    Trust Company
             Officer
                                        ANNUITY
             Gene Collins               ADMINISTRATION
             Vice President and         Travelers Annuity
             Investment Officer          Investor Services
                                        One Cityplace
             Kurt Lin                   Hartford, CT 06103-3415
             Vice President and
             Investment Officer

             Martin R. Hanley
             Investment Officer

             Andrew Beagley
             Chief Anti-Money
             Laundering Compliance
             Officer

             Kaprel Ozsolak
             Controller


  Travelers Series Fund Inc.



  MFS Total Return Portfolio

  Travelers Managed Income Portfolio

  Smith Barney Money Market Portfolio

  The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.



  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Funds (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- MFS Total Return Portfolio, Travelers Managed Income Portfolio and Smith Barney Money Market Portfolio.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004


 IN0804 6/04                                                             04-6787

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date:   July 8, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date:   July 8, 2004

By:     /s/ Andrew B. Shoup
        -----------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Travelers Series Fund Inc.

Date:   July 8, 2004